UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22445

PINNACLE CAPITAL MANAGEMENT FUNDS TRUST

(Exact name of registrant as specified in charter)

100 Limestone Plaza

Fayetteville, New York 13066

(Address of principal executive offices)

    :  (Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover, DE 19901

(Name and address of agent for service)

Registrant's telephone number, including area code: 315-234-9716

Date of fiscal year end: October 31

Date of reporting period: June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Pinnacle Growth and Income Fund Class C

ADOBE SYSTEMS INCORPORATED

Ticker Symbol:ADBE	Cusip Number:00724F101
Record Date: 2/14/2013	Meeting Date: 4/11/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	APPROVAL OF THE AMENDMENT AND RESTATEMENT OF THE 2003 EQUITY INCENTIVE PLAN TO INCREASE THE AVAILABLE SHARE RESERVE BY 17.5 MILLION SHARES, INCREASE THE AGGREGATE STOCK AWARD AND PERFORMANCE SHARE LIMITS, APPROVE NEW PERFORMANCE MEASURES AND AN ADJUSTMENT, AND MAKE OTHER MODIFICATIONS AS DESCRIBED IN THE PROXY STATEMENT.	For	Issuer	For	With
3	RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING ON NOVEMBER 29, 2013.	For	Issuer	For	With
4	APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With

CVS CAREMARK CORPORATION

Ticker Symbol:CVS	Cusip Number:126650100
Record Date: 3/13/2013	Meeting Date: 5/9/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	PROPOSAL TO RATIFY INDEPENDENT PUBLIC ACCOUNTING FIRM FOR 2013.	For	Issuer	For	With
3	SAY ON PAY - AN ADVISORY VOTE ON THE APPROVAL OF EXECUTIVE COMPENSATION.	For	Issuer	For	With
4	AMEND THE COMPANY'S 2007 EMPLOYEE STOCK PURCHASE PLAN TO ADD SHARES TO THE PLAN.	For	Issuer	For	With
5	AMEND THE COMPANY'S CHARTER TO REDUCE VOTING THRESHOLDS IN THE FAIR PRICE PROVISION.	For	Issuer	For	With
6	STOCKHOLDER PROPOSAL REGARDING POLITICAL CONTRIBUTIONS AND EXPENDITURES.	Against	Issuer	Against	With
7	STOCKHOLDER PROPOSAL REGARDING POLICY ON ACCELERATED VESTING OF EQUITY AWARDS UPON A CHANGE IN CONTROL.	Against	Issuer	Against	With
8	STOCKHOLDER PROPOSAL REGARDING LOBBYING EXPENDITURES.	Against	Issuer	Against	With

INTEL CORPORATION

Ticker Symbol:INTC	Cusip Number:458140100
Record Date: 3/18/2013	Meeting Date: 5/16/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	RATIFICATION OF SELECTION OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE CURRENT YEAR	For	Issuer	For	With
3	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION	For	Issuer	For	With
4	APPROVAL OF AMENDMENT AND EXTENSION OF THE 2006 EQUITY INCENTIVE PLAN	For	Issuer	For	With
5	STOCKHOLDER PROPOSAL TITLED "EXECUTIVES TO RETAIN SIGNIFICANT STOCK"	Against	Issuer	Against	With

SABMILLER PLC

Ticker Symbol:SAB	Cusip Number:78572M105
Record Date: 6/18/2012	Meeting Date: 7/23/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO RECEIVE AND ADOPT THE FINANCIAL STATEMENTS FOR THE YEAR ENDED 31 MARCH 2012, TOGETHER WITH THE REPORTS OF THE DIRECTORS AND AUDITORS THEREIN.	Abstained	Issuer	N/A	With
19	TO DECLARE A FINAL DIVIDEND OF 69.5 US CENTS PER SHARE.	Abstained	Issuer	N/A	With
2	TO RECEIVE AND, IF THOUGHT FIT, TO APPROVE THE DIRECTORS' REMUNERATION REPORT 2012 CONTAINED IN THE ANNUAL REPORT FOR THE YEAR ENDED 31 MARCH 2012.	Abstained	Issuer	N/A	With
20	TO RE-APPOINT PRICEWATERHOUSECOOPERS LLP AS AUDITORS OF THE COMPANY, TO HOLD OFFICE UNTIL THE CONCLUSION OF THE NEXT GENERAL MEETING AT WHICH ACCOUNTS ARE LAID.	Abstained	Issuer	N/A	With
21	TO AUTHORISE THE DIRECTORS TO DETERMINE THE REMUNERATION OF THE AUDITORS.	Abstained	Issuer	N/A	With
22	TO GIVE A GENERAL POWER AND AUTHORITY TO THE DIRECTORS TO ALLOT SHARES.	Abstained	Issuer	N/A	With
23	TO GIVE A GENERAL POWER AND AUTHORITY TO THE DIRECTORS TO ALLOT SHARES FOR CASH OTHERWISE THAN PRO RATA TO ALL SHAREHOLDERS.	Abstained	Issuer	N/A	With
24	TO GIVE A GENERAL AUTHORITY TO THE DIRECTORS TO MAKE MARKET PURCHASES OF ORDINARY SHARES OF US$0.10 EACH IN THE CAPITAL OF THE COMPANY.	Abstained	Issuer	N/A	With
25	TO APPROVE THE CALLING OF GENERAL MEETINGS, OTHER THAN AN ANNUAL GENERAL MEETING, ON NOT LESS THAN 14 CLEAR DAYS' NOTICE.	Abstained	Issuer	N/A	With
3-18	TO ELECT Directors	Abstained	Issuer	N/A	With

THE WALT DISNEY COMPANY

Ticker Symbol:DIS	Cusip Number:254687106
Record Date: 1/7/2013	Meeting Date: 3/6/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S REGISTERED PUBLIC ACCOUNTANTS FOR 2013.	For	Issuer	For	With
3	TO APPROVE THE TERMS OF THE COMPANY'S AMENDED AND RESTATED 2002 EXECUTIVE PERFORMANCE PLAN, AS AMENDED.	For	Issuer	For	With
4	TO APPROVE THE ADVISORY RESOLUTION ON EXECUTIVE COMPENSATION.	For	Issuer	For	With
5	TO APPROVE THE SHAREHOLDER PROPOSAL RELATING TO PROXY ACCESS.	Against	Issuer	Against	With
6	TO APPROVE THE SHAREHOLDER PROPOSAL RELATING TO FUTURE SEPARATION OF CHAIRMAN AND CHIEF EXECUTIVE OFFICER.	Against	Issuer	Against	With

WASTE MANAGEMENT, INC.

Ticker Symbol:WM	Cusip Number:94106L109
Record Date: 3/13/2013	Meeting Date: 5/10/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG, LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2013.	For	Issuer	For	With
3	APPROVAL OF OUR EXECUTIVE COMPENSATION.	For	Issuer	For	With
4	STOCKHOLDER PROPOSAL REGARDING A REQUIREMENT FOR SENIOR EXECUTIVES TO HOLD A SIGNIFICANT PERCENTAGE OF EQUITY AWARDS UNTIL RETIREMENT, IF PROPERLY PRESENTED AT THE MEETING.	Against	Issuer	Against	With
5	STOCKHOLDER PROPOSAL REGARDING DISCLOSURE OF POLITICAL CONTRIBUTIONS, IF PROPERLY PRESENTED AT THE MEETING.	Against	Issuer	Against	With
6	STOCKHOLDER PROPOSAL REGARDING COMPENSATION BENCHMARKING CAP, IF PROPERLY PRESENTED AT THE MEETING.	Against	Issuer	Against	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PINNACLE CAPITAL MANAGEMENT FUNDS TRUST

By Joseph Masella

* Joseph Masella

President and Principal Executive Officer

By Stephen J. Fauer

* Stephen J. Fauer

Principal Financial Officer

Date: August 30, 2013

*Print the name and title of each signing officer under his or her signature.